Financial liabilities	12 Months Ended
Dec. 31, 2020
Financial liabilities
Financial liabilities

19 Financial liabilities

19.1Interest‑bearing loans

in EUR k	Dec 31, 2019	Dec 31, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	968	401
Municipal loans	610	—
Total non‑current loans	1,578	401
Lease liabilities	18,069	17,677
Total non‑current liabilities	19,647	18,078

Current liabilities
Current portion of secured bank loans	802	567
Other bank loans	—	387
Bank overdrafts	2,636	1,538
Municipal loans	250	—
Total current loans	3,688	2,492
Current portion of lease liabilities	3,635	3,528
Total current liabilities	7,323	6,020

Total non‑current and current liabilities	26,970	24,098

As of December 2020, short-term cash deposits of EUR 1,500k (December 31, 2019: EUR 1,500k) were used to secure the remaining bank loan outstanding (see note 16).

Other bank loans outstanding as of December 31, 2020 represented bank loans granted under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act). Subject to certain reporting and review requirements, the Company applied for forgiveness of the amount in December 2020 after the 24-week covered period beginning on the date of disbursement of the loan.  The Company anticipates that the result of the forgiveness will be available in the first half of 2021. The amount which is forgiven will be considered as government grant income, while any remaining amount not forgiven will be repaid by the Company. Accordingly, the entire amount was classified as current.

The following table is based on the original terms and conditions:

Conditions and statement of liabilities

The outstanding interest-bearing loans as of December 31, 2020 and 2019 have the following conditions:

				Dec 31, 2019		Dec 31, 2020
		Nominal		Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	1,770	1,770	968	968
Other bank loan	USD	1%	2020-22	—	—	387	387
Municipal loan	EUR	8.25%; plus 1.5% profit-related; 0.75% on losses	2018-23	500	500	—	—
Municipal loan	EUR	8%; plus 1.5% profit-related; 0.75% on losses	2021	360	360	—	—
Bank overdrafts	EUR	4.75%	Rollover	476	476	498	498
Bank overdrafts	EUR	3.75%	Rollover	2,160	2,160	628	628
Bank overdrafts	EUR	4.50%	Rollover	—	—	412	412
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	21,704	21,704	21,205	21,205
Total interest‑bearing financial liabilities				26,970	26,970	24,098	24,098

*     represents the incremental borrowing rate of the Group at the commencement of the leases

The bank overdrafts of EUR 628k  as of December 31, 2020 (2019: EUR 2,160k) were secured by short-term deposits with a carrying amount of EUR 2,500k (2019: EUR 2,500k) (see note 16).  The other bank overdrafts of EUR 910k  (2019: EUR 476k) were secured by guarantees provided by certain of the Group’s shareholders as of December 31, 2019, and these guarantees were released by providing security over two short-term deposits with a carrying amount of EUR 500k each subsequent to the year ended December 31, 2019 (see note 16).

The municipal loan due to MBMV (Mittelständische Bürgschaftsbank Mecklenburg-Vorpommern) of EUR 860k outstanding as of December 31, 2019 was secured by guarantees provided by the Group's shareholders, and were released upon full repayment in February 2020.

19.2Trade payables and other liabilities

in EUR k	Dec 31, 2019	Dec 31, 2020
Trade payables	8,554	31,736
Government grants (deferred income)	11,289	10,292
Liability for Virtual Stock Option Program	2,769	—
Contract liabilities	3,748	4,479
Others	5,258	13,483
Trade payables and other liabilities	31,618	59,990
Non‑current	9,941	8,950
Current	21,677	51,040

Government grants mainly include investment-related government grants.  These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, “Verbesserung der regionalen Wirtschaftsstruktur” (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. Additional grants received during the year ended December 31, 2020 amounted to EUR 390k (2019: EUR 793k).  Subsequent to the sale and leaseback transaction in 2019, investment-related government grant received in prior years of EUR 358k relating to purchase of land was refunded to the authority (note 13.1).

In addition, other liabilities include a provision for outstanding invoices of EUR 1,245k (2019: EUR 1,210k), personnel-related liabilities for vacation and bonuses totaling EUR 4,032k  (2019: EUR 2,264k), a VAT payable of EUR 4,578k (December 31, 2019: EUR 1,311k receivable), as well as liabilities for wage and church tax of EUR 1,988k (December 31, 2019: EUR 376k). Other liabilities as of December 31, 2020 do not include costs related to the July 2020 Offering, while other liabilities as of December 31, 2019 included costs relating to the IPO of EUR 565k.